Business Combinations (Acquisition of 7Road, Allocation of Consideration of Assets Acquired and Liabilities Assumed) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Jun. 01, 2011 Shenzhen 7Road [Member]	May 11, 2011 Shenzhen 7Road [Member]	Jun. 01, 2011 Shenzhen 7Road [Member] Completed game [Member]	Jun. 01, 2011 Shenzhen 7Road [Member] Game under development [Member]	Jun. 01, 2011 Shenzhen 7Road [Member] Other identifiable intangible assets acquired [Member]
Business Acquisition [Line Items]
Cash consideration			$ 68,258,000	$ 68,260,000
Contingent consideration			28,051,000
Total consideration			96,309,000
Receivables			7,440,000
Other tangible assets			22,213,000
Identifiable intangible assets acquired					20,837,000	3,561,000	986,000
Goodwill	134,921,000	134,616,000	103,366,000
Liabilities assumed			(8,983,000)
Fair value of non-controlling interest and put option			(53,111,000)
Total			$ 96,309,000